Segment Information	12 Months Ended
Mar. 31, 2013
Segment Information

22. SEGMENT INFORMATION

Ricoh’s operating segments are comprised of Imaging & Solutions, including copiers and related supplies, communications and information systems, Industrial Products, including thermal media and semiconductors, and Other, including digital cameras.

Segment profit (loss) is determined by subtracting cost of sales and selling, general and administrative expenses from sales, and is used by Ricoh’s chief operating decision maker in deciding how to allocate resources and in assessing performance. Segment profit (loss) excludes certain corporate expenses, such as costs related to human resources, legal relations, investor relations, public relations, corporate planning and environmental activities.

The following tables present certain information regarding Ricoh’s operating segments and geographic areas for the years ended March 31, 2011, 2012 and 2013. Intersegment sales are made at arm’s-length prices. No single customer accounted for 10% or more of the total revenues for the years ended as of March 31, 2011, 2012 and 2013.

(a) Operating Segment Information

	Millions of Yen
	2011	2012	2013
Segment sales:
Imaging & Solutions	¥1,712,630	¥1,671,100	¥1,685,391
Industrial Products	112,445	102,783	97,408
Other	121,674	134,325	146,012
Intersegment sales	(5,413)	(4,731)	(4,314)

Total segment sales	¥1,941,336	¥1,903,477	¥1,924,497

Segment profit (loss):
Imaging & Solutions	¥132,286	¥54,968	¥137,956
Industrial Products	998	(1,665)	(854)
Other	(4,903)	(4,758)	(5,270)

Total segment profit	¥128,381	¥48,545	¥131,832

Reconciling items:
Corporate expenses and elimination	¥(70,310)	¥(66,613)	¥(68,398)
Interest and dividend income	2,985	3,129	3,048
Interest expense	(8,528)	(6,979)	(7,377)
Foreign currency exchange loss, net	(5,956)	(4,355)	(121)
Losses on impairment of securities	(1,844)	(5,012)	(332)
Other, net	(559)	(652)	(479)

Income (loss) before income taxes and equity in earnings of affiliates	¥44,169	¥(31,937)	¥58,173

Intersegment sales represent sales of Industrial Products segment to Imaging & Solutions segment.

Certain products were reclassified into Imaging & Solutions and Industrial Products from Other in this fiscal year. The reclassification was made to the prior year’s figures.

	Millions of Yen
	2011	2012	2013
Total assets:
Imaging & Solutions	¥1,770,074	¥1,773,196	¥1,878,221
Industrial Products	73,894	79,945	68,228
Other	80,527	108,701	121,232
Elimination	(1,664)	(1,724)	(1,789)
Corporate assets	332,733	329,240	294,805

Consolidated	¥2,255,564	¥2,289,358	¥2,360,697

Expenditures for property, plant and equipment:
Imaging & Solutions	¥59,282	¥66,110	¥75,257
Industrial Products	3,235	3,095	5,386
Other	2,487	2,730	4,455
Corporate assets	1,871	1,336	1,471

Consolidated	¥66,875	¥73,271	¥86,569

Expenditures for intangible fixed assets:
Imaging & Solutions	¥10,670	¥8,916	¥7,988
Industrial Products	434	157	215
Other	1,672	1,401	1,659
Corporate assets	6,031	4,030	2,364

Consolidated	¥18,807	¥14,504	¥12,226

Depreciation of property, plant and equipment:
Imaging & Solutions	¥59,261	¥58,034	¥54,571
Industrial Products	4,190	3,132	2,746
Other	2,044	2,620	2,566
Corporate assets	1,736	1,198	588

Consolidated	¥67,231	¥64,984	¥60,471

Amortization of intangible fixed assets:
Imaging & Solutions	¥19,320	¥18,594	¥18,598
Industrial Products	625	705	700
Other	1,226	1,188	1,663
Corporate assets	5,275	5,666	4,473

Consolidated	¥26,446	¥26,153	¥25,434

Assets of each segment are defined as total assets, excluding the corporate assets consisting primarily of cash and cash equivalents and securities maintained for general corporate purposes, deferred income tax assets.

The following tables present certain information regarding Ricoh’s impairment loss on long-lived assets and goodwill recorded in each segment asset for the years ended March 31, 2011, 2012 and 2013.

	Millions of Yen
	2011	2012	2013
Impairment loss on long-lived assets:
Imaging & Solutions	¥359	¥9,519	¥1,379
Industrial Products	56	—	—
Other	427	551	—

Total	¥842	¥10,070	¥1,379

Impairment loss on goodwill:
Imaging & Solutions	—	¥27,491	—

Total	—	¥27,491	—

(b) Net Sales by Product Category

Information for net sales by product category is as follows:

	Millions of Yen
	2011	2012	2013
Imaging & Solutions:	¥1,712,630	¥1,671,100	¥1,685,391
Office Imaging	1,381,175	1,323,263	1,329,608
Production Printing	150,044	148,564	147,040
Network System Solutions	181,411	199,273	208,743
Industrial Products	107,032	98,052	93,094
Other	121,674	134,325	146,012

Total net sales	¥1,941,336	¥1,903,477	¥1,924,497

Each category includes the following product line:

Office Imaging: MFPs (multifunctional printers), copiers, laser printers, digital duplicators, facsimile, scanners, related parts & supplies, services, support and software

Production Printing: Cut sheet printer, continuous feed printer, related parts & supplies, services, support and software

Network System Solutions: Personal computers, servers, network equipment, related services, support and software

Industrial Products: Thermal media, optical equipment, semiconductor devices, electronic components and measuring equipment

Other: Digital cameras

The Product Categories in Imaging & Solutions were reclassified into Office Imaging, Production Printing and Network System Solutions in this fiscal year 2013 from the previous product categories of Imaging Solutions and Network System Solutions as previous category. In addition, certain products were reclassified into the Network System Solutions product category in Imaging & Solutions and Industrial Products from Other in this fiscal year 2013. Figures for the prior fiscal years set forth in the above table have been reclassified to reflect such changes.

(c) Geographic Information

Net sales based on the location of customers and long-lived assets consisting of property, plant and equipment as of and for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Millions of Yen
	2011	2012	2013
Net sales:
Japan	¥875,819	¥886,425	¥870,397
The Americas	520,000	468,728	496,605
Europe, Middle East and Africa	428,519	421,373	421,740
Other	116,998	126,951	135,755

Consolidated	¥1,941,336	¥1,903,477	¥1,924,497

The United States (included in The Americas)	¥445,433	¥396,876	¥414,441

Property, plant and equipment:
Japan	¥201,841	¥199,663	¥206,968
The Americas	24,823	27,527	33,402
Europe, Middle East and Africa	19,401	21,527	26,293
Other	18,753	19,810	24,212

Consolidated	¥264,818	¥268,527	¥290,875

The United States (included in The Americas)	20,086	23,210	27,325

The Middle East and Africa were reclassified from the Other geographic area into the Europe geographic area in this fiscal year 2013. Figures for the prior fiscal years set forth in the above table have been reclassified to reflect such changes.

Apart from Japan and the United States, net sales and long-lived assets in any individual country are less than 10% of consolidated net sales and consolidated tangible long-lived assets.

Uncertainty surrounding the sovereign debt of several European countries has negatively affected consumer spending trends in Europe and in the global economy generally and may continue to have an adverse impact on economic conditions, including in Japan. Economic downturns have been, and may continue to be, characterized by diminished product and service demand.